Stock Compensation Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Equity Incentive Plan	The following table contains information about the Company’s equity compensation plans as of March 31, 2023:
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2022 Omnibus Incentive Plan	12,358,689	1,271,917	11,086,772
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	22,440,250	939,923
The following table contains information about the plan as of December 31, 2022:
	Awards Reserved for Issuance	Awards Outstanding	Awards Available for Grant
2022 Omnibus Incentive Plan	12,358,689	1,238,667	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	—	75,000,000
Amended 2019 Equity Incentive Plan	23,380,173	19,977,366	3,402,807

Schedule of Stock-Based Compensation Expense	Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the Consolidated Statements of Operations:
	(In thousands)
	For the three months ended March 31,
	2023	2022
Stock options	$6	$56
Restricted stock awards	2,666	1,094
Total stock-based compensation expense	$2,672	$1,150

	(in thousands)
	For the year ended December 31,
	2022	2021
Stock options	$469	$1,635
Restricted stock awards	9,698	2
Total stock – based compensation expense	$10,167	$1,637

Schedule of Vested and Nonvested Stock	The following is an analysis of the stock option grant activity:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	19,912,281	$0.38	4.86
Granted	—	—	—
Exercised	(1,048,627)	0.38	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	6,575,284	$10.41	5.79
Granted	—	—	—
Exercised	(651,951)	0.53	—
Expired or forfeited	—	—	—
Outstanding December 31, 2022	5,923,333	$11.50	4.55

Schedule of Nonvested Stock Options
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	670,008	$0.38
Granted	—	—
Vested	(81,101)	0.38
Forfeited	—	—
Nonvested on March 31, 2023	588,907	$0.38
Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2022	1,649,962	$6.27
Granted	—	—
Vested	(48,744)	6.00
Forfeited	—
Nonvested March 31, 2023	1,601,218	$6.28

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	6,867,852	$0.38
Granted	—	—
Vested	(6,197,824)	0.38
Forfeited	—	—
Nonvested on September 30, 2022	670,008	$0.38
Nonvested RSAs	Number	Weighted Average Price
Nonvested December 31, 2021	167,277	$5.78
Granted	1,774,698	6.30
Vested	(289,013)	5.99
Forfeited	—	—
Nonvested December 31, 2022	1,649,962	$6.27

Schedule of Vested and Nonvested Stock	The following is an analysis of the stock option grant activity during the three months ended March 31, 2023:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	18,863,654	$0.38	4.13
Granted	—	—	—
Exercised	(2,050,920)	0.38	—
Expired or forfeited	—	—	—
Outstanding March 31, 2023	16,812,734	$0.38	3.88
Vested and Nonvested Stock Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	5,923,333	$11.50	4.55
Granted	—	—	—
Exercised	—	—	—
Expired or forfeited	—	—	—
Outstanding March 31, 2023	5,923,333	$11.50	4.30

Nonvested Stock Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested on December 31, 2022	—	$—

Schedule of Nonvested RSUs	A summary of Restricted Stock Units (“RSUs”) issuances during the three months ended March 31, 2023 is as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	702,417	$2.79
Granted	95,000	1.09
Vested	(57,250)	2.63
Forfeited	(4,500)
Nonvested March 31, 2023	735,667	$2.48
A summary of Restricted Stock Units (“RSUs”) issuances are as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	—	$—
Granted	1,124,674	2.68
Vested	(422,257)	2.50
Forfeited	—	—
Nonvested December 31, 2022	702,417	$2.79